Commitments and Contingencies (Details Narrative) - USD ($)	Oct. 08, 2019	Sep. 21, 2019	Mar. 26, 2019	Mar. 21, 2019	Jan. 18, 2019	Jan. 18, 2019	Dec. 02, 2018	Nov. 27, 2018	Oct. 08, 2018	Sep. 21, 2018	Jun. 04, 2018	Dec. 31, 2019
Number of common stock shares issued							2,005	3,334			1,500,000
Hancock Jaffe Laboratory Aesthetics, Inc [Member]
Ownership percentage												28.00%
ATSCO, Inc [Member]
Payment on legal cost		$ 809,520				$ 810,055				$ 809,520
Litigation settlement amount				$ 810,055		810,055
Litigation settlement amount claims						$ 188,000
Number of common stock shares issued		120,000				120,000
Seeking payment			$ 1,606,820
ATSCO, Inc [Member] | Hancock Jaffe Laboratory Aesthetics, Inc [Member]
Other commitments description						On January 18, 2019, the Orange County Superior Court granted a Right to Attach Order and Order for Issuance of Writ of Attachment in the amount of $810,055. We contend at least $188,000 of the ATSCO claim relates to a wholly separate company, and over $500,000 of the claim is attributable to invoices sent without delivery of any tissue to the Company. The Company also believes it has numerous defenses and rights of setoff including without limitation: that ATSCO had an obligation to mitigate claimed damages, particularly when they were not delivering tissues; $188,000 of the amount that ATSCO is seeking are for invoices to Hancock Jaffe Laboratory Aesthetics, Inc. (in which the Company owns a minority interest of 28% and is not the obligation of the Company; the Company has a right of setoff against any amounts owed to ATSCO for 120,000 shares of the Company's stock transferred to ATSCO's principal and owner; the yields of the materials delivered by ATSCO to the Company was inferior; and the Agreement was constructively terminated.
Ownership percentage					28.00%	28.00%
Number of common stock shares issued					188,000
Gusrae Kaplan Nusbaum PLLC [Member]
Seeking payment	$ 178,926								$ 178,926